RELATED PARTY TRANSACTION (Tables)	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTION
Schedule of transactions with related parties

(1)  Related parties

Name of related parties	Relationship with the Group
Ms. Zhiying Li	Spouse of Mr. Chimin Cao, who is Chairman of the Board of Directors of the Company

(2)  The related party transactions are as follows:

	Years ended December 31,
	2019	2020	2021
Rental expense recorded:
Ms. Zhiying Li (i)	492	586	627
	492	586	627

(i)	The transactions with the related party shown above represent the office rental expenses recorded in each year.